Share-Based Compenstion - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 17, 2022 $ / shares shares	Apr. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) Installment $ / shares shares	Dec. 31, 2023 USD ($) Installment $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Employee Stock Option
Share-based Payment Arrangement [Abstract]
Share option granted (in shares) | shares				1,925,000	30,000,000
Weighted average exercise price of options granted (in dollars per share) | $ / shares				$ 60	$ 120
Options granted contractual term			10 years
Fair value of share options (in dollars per share) | $ / shares				$ 40.62	$ 57.74
Fair value of share options vested | $			$ 181,293	$ 325,183	$ 389,734
Aggregate intrinsic value of options exercised | $			401,405	$ 72,072	$ 143,176
Unrecognized share-based compensation cost | $			$ 287,856
Unrecognized share-based compensation, weighted-average vesting period			2 years 3 months 14 days
Stock Appreciation Rights (SARs)
Share-based Payment Arrangement [Abstract]
Shares granted (in shares) | shares			91,038	64,295
Stock Appreciation Rights (SARs) | Vesting in First Anniversary Year [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage			25.00%
Stock Appreciation Rights (SARs) | Vesting in 12 Substantially Equal Quarterly Installments [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage			75.00%
RSUs and SARs [Member]
Share-based Payment Arrangement [Abstract]
Number of substantially equal quarterly installments for vesting | Installment			16	12
RSAs and RSUs [Member]
Share-based Payment Arrangement [Abstract]
Unrecognized share-based compensation, weighted-average vesting period			2 years 4 months 20 days
Granted (in dollars per share) | $ / shares			$ 48.32	$ 63.46	$ 99.25
Fair value of share options vested | $			$ 572,330	$ 450,703	$ 426,398
Unrecognized share-based compensation cost | $			$ 1,132,807
Shares granted (in shares) | shares			10,718,971	7,119,505	7,320,443
2009 Share Incentive Plan [Member]
Share-based Payment Arrangement [Abstract]
Maximum number of shares to all awards under the plan will increase on total ordinary shares, percentage			3.00%
2009 Share Incentive Plan [Member] | Employee Stock Option
Share-based Payment Arrangement [Abstract]
Share options cancelled (in shares) | shares	4,000,000
Share option granted (in shares) | shares	4,000,000
Weighted average exercise price of options granted (in dollars per share) | $ / shares	$ 120
Share-based compensation awards vesting period			5 years
Options granted contractual term			10 years
Incremental share-based compensation cost | $		$ 99,198
2009 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Payment Arrangement [Abstract]
Maximum aggregate number of ordinary shares to be issued under Plan (in shares) | shares			228,561,966